Financial risk management - Fair value hierarchy (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	R$ 1,317,218	R$ 684,226
Carrying amount of financial liabilities	537,785	386,398
Financial assets
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	904,362	413,374
Financial assets | Level 2
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	904,362
Loans and financing
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	210,182	249,981
Loans and financing | Level 2
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	210,182
Lease payable
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	126,082
Lease payable | Level 2
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	126,082
Suppliers
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities		13,623
Accounts payable for the acquisition of subsidiaries
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	83,069	R$ 112,487
Accounts payable for the acquisition of subsidiaries | Level 2
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	37
Accounts payable for the acquisition of subsidiaries | Level 3
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	R$ 83,032